Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2005
Share-Based Compensation [Line Items]
Share based compensation expenses, before tax	$ 68,152	$ 9,292	$ 7,128
Cerberus Funds [Member]
Share-Based Compensation [Line Items]
Ownership percentage				100.00%
Share options outstanding, vested	27,734	27,734
NV Equity Plan [Member]
Share-Based Compensation [Line Items]
Equity awards available for grants	8,064,081
Equity Incentive Plan 2014 [Member]
Share-Based Compensation [Line Items]
Equity awards available for grants	4,500,000
Minimum [Member]
Share-Based Compensation [Line Items]
Equity award vesting period	3 years
Maximum [Member]
Share-Based Compensation [Line Items]
Ownership percentage	50.00%	50.00%	50.00%
Equity award vesting period	5 years